Net loss per share (Details) - Schedule of computation of basic and diluted net loss per share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class A Common Stock [Member]
Numerator:
Net loss	$ (8,466,666)	$ (9,870,349)	$ (38,664,100)	$ (20,781,989)	$ (59,814,813)	$ (33,979,564)
Basic shares:
Weighted-average common shares, basic	6,373,206	6,373,206	6,373,206	6,373,206	6,373,206	6,373,206
Diluted shares:
Weighted-average common shares, diluted	6,373,206	6,373,206	6,373,206	6,373,206	6,373,206	6,373,206
Net loss per share attributable to common stockholders:
Basic	$ (1.33)	$ (1.55)	$ (6.07)	$ (3.26)	$ (9.39)	$ (5.33)
Diluted	$ (1.33)	$ (1.55)	$ (6.07)	$ (3.26)	$ (9.39)	$ (5.33)
Class B Common Stock [Member]
Numerator:
Net loss	$ (12,119,063)	$ (2,009,737)	$ (47,196,324)	$ (4,225,794)	$ (12,504,064)	$ (6,673,052)
Basic shares:
Weighted-average common shares, basic	9,122,514	1,297,671	7,779,617	1,295,923	1,332,295	1,251,598
Diluted shares:
Weighted-average common shares, diluted	9,122,514	1,297,671	7,779,617	1,295,923	1,332,295	1,251,598
Net loss per share attributable to common stockholders:
Basic	$ (1.33)	$ (1.55)	$ (6.07)	$ (3.26)	$ (9.39)	$ (5.33)
Diluted	$ (1.33)	$ (1.55)	$ (6.07)	$ (3.26)	$ (9.39)	$ (5.33)